INVESTMENT IN EQUITY ACCOUNTED INVESTEES - Balances and transactions with joint ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of joint ventures [line items]
Accounts receivable (Note 11)	$ 61.2	$ 58.2
Contract assets	521.0	579.2
Accounts payable and accrued liabilities (Note 19)	14.9	4.7
Contract liabilities	607.4	432.3
Total for all joint ventures
Disclosure of joint ventures [line items]
Accounts receivable (Note 11)	63.2	58.8
Contract assets	22.3	34.2
Other non-current assets	39.5	22.9
Accounts payable and accrued liabilities (Note 19)	14.9	4.7
Contract liabilities	57.5	64.9
Revenue	278.7	258.7
Purchases	1.4	6.0
Other income	$ 2.4	$ 0.6